Concentrations - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Property	Sep. 30, 2011	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Concentration Risk [Line Items]
Managed Healthcare Properties	22		20	9
Revenue Related to Venture I	$ 2,883,446	$ 1,745,136	$ 7,200,000	$ 3,100,000
Revenue Related to Venture I as a % of Total Revenue	48.00%	42.00%	68.00%	47.00%
Accounts Receivable Related to Venture I	$ 1,701,053		$ 3,258,336	$ 200,000
Accounts Receivable Related to Venture I as a % of Total Accounts Receivable	59.00%		92.00%	45.00%